Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flow - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Parent Company Statements of Cash Flow [Abstract]
Net cash used in operating activities	$ (21,749,842)	$ (1)
Net cash used in investing activities	(13,000,000)
Net cash provided by financing activities	34,750,627
Net cash inflow	$ 785	$ (1)